Organization and Description of Business (Tables)	12 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
Name of Entity	Date of Incorporation/ Acquisition	Place of Incorporation	% of Equity Ownership	Principal Activities
Qinheng Co., Limited ("Qinheng")	Incorporated on June 9, 2017	Hong Kong, China	100%	Holding Company
Qiner Co., Limited ("Qiner")	Incorporated on April 21, 2017	Hong Kong, China	100%	Holding Company
CLIVST Ltd. ("CLIVST")	Incorporated on July 25, 2017	British Virgin Islands	100%	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. ("CLPS QC" or "WOFE")	Incorporated on August 4, 2017	Shanghai, China	100%	Holding Company
ChinaLink Professional Service Co., Ltd. ("CLPS Shanghai")	Incorporated on August 30, 2005	Shanghai, China	100%	Software development
CLPS Dalian Co., Ltd. ("CLPS Dalian")	Incorporated on May 25, 2011	Dalian, China	100%	Software development
CLPS Ruicheng Co., Ltd. ("CLPS RC")	Incorporated on June 26, 2013	Shanghai, China	100%	Software development
CLPS Beijing Hengtong Co., Ltd ("CLPS Beijing")	Incorporated on March 30, 2015	Beijing, China	100%	Software development
CLPS TECHNOLOGY (SINGAPORE) PTE. LTD. ("CLPS SG")	Incorporated on August 18, 2015	Singapore	100%	Software development
CLPS TECHNOLOGY (AUSTRALIA) PTY LTD. ("CLPS AU")	Incorporated on November 10, 2015	Australia	100%	Software development
CLPS Technology (Hong Kong) Co., Limited ("CLPS Hong Kong")	Incorporated on January 7, 2016	Hong Kong, China	80%	Software development
Judge (Shanghai) Co., Ltd. ("Judge China")	Acquired on November 9, 2016	Shanghai, China	60%	Software development
Judge (Shanghai) Human Resource Co., Ltd. ("Judge HR")	Acquired on November 9, 2016	Shanghai, China	42%	Software development
CLPS Shenzhen Co., Ltd. ("CLPS Shenzhen")	Incorporated on April 7, 2017	Shenzhen, China	94%	Software development
CLPS Guangzhou Co., Ltd. ("CLPS Guangzhou")	Incorporated on September 27, 2017	Guangzhou, China	100%	Software development
CLPS Technology (US) Ltd. ("CLPS US")	Incorporated on June 5, 2018	Delaware, USA	100%	Network technology
Infogain Solutions PTE. Ltd. ("Infogain")	Acquired on August 20, 2018	Singapore	80%	Software development
Tianjin Huanyu Qinshang Network Technology Co., Ltd. ("Huanyu")	Acquired on May 24, 2019	Tianjin, China	100%	Software development